UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04052

Legg Mason Partners Money Market Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: August 31

Date of reporting period: May 31, 2012

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS MONEY MARKET TRUST

WESTERN ASSET

MONEY MARKET FUND

WESTERN ASSET

GOVERNMENT MONEY MARKET FUND

FORM N-Q

MAY 31, 2012

WESTERN ASSET MONEY MARKET FUND

Schedules of investments (unaudited)	May 31, 2012

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
SHORT-TERM INVESTMENTS - 102.3%
Certificates of Deposit - 16.8%
Bank of Montreal Chicago	0.160%	6/22/12	$28,000,000	$28,000,000
Bank of Montreal Chicago	0.160%	6/22/12	22,000,000	22,000,000
Bank of Nova Scotia	0.674%	6/11/12	25,000,000	25,001,310	(a)
Bank of Nova Scotia	0.150%	6/22/12	25,000,000	25,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd.	0.220%	6/22/12	25,000,000	25,000,000
Canadian Imperial Bank of Commerce	0.135%	6/22/12	15,000,000	15,000,000
Canadian Imperial Bank of Commerce	0.140%	6/22/12	30,000,000	30,000,000
Deutsche Bank AG NY	0.350%	6/22/12	20,000,000	20,000,000
Deutsche Bank AG NY	0.420%	6/25/12	30,000,000	30,000,000
Standard Chartered Bank NY	0.160%	6/22/12	20,000,000	20,000,000
State Street Bank & Trust Co.	0.150%	6/22/12	35,000,000	35,000,000
Toronto Dominion Bank NY	0.125%	6/22/12	30,000,000	30,000,000
Toronto Dominion Bank NY	0.125%	6/22/12	15,000,000	15,000,000

Total Certificates of Deposit				320,001,310

Commercial Paper - 27.9%
Australia & New Zealand Banking Group Ltd.	0.582%	6/19/12	20,000,000	19,994,200	(b)(c)
Bank of Tokyo-Mitsubishi UFJ Ltd.	0.170%	6/22/12	25,000,000	24,997,521	(b)
BHP Billiton Finance USA Ltd.	0.150%	6/12/12	26,501,000	26,499,786	(b)(c)
BHP Billiton Finance USA Ltd.	0.150%	6/14/12	19,040,000	19,038,969	(b)(c)
BMW U.S. Capital LLC	0.150%	6/22/12	42,882,000	42,878,248	(b)(c)
Coca-Cola Co.	0.140%	6/22/12	40,000,000	39,996,733	(b)(c)
Credit Suisse NY	0.310%	6/25/12	25,000,000	24,994,833	(b)
E.I. du Pont de Nemours & Co.	0.160%	6/21/12	15,500,000	15,498,622	(b)(c)
E.I. du Pont de Nemours & Co.	0.170%	6/22/12	29,435,000	29,432,081	(b)(c)
General Electric Co.	0.160%	6/22/12	20,000,000	19,998,133	(b)
General Electric Co.	0.150%	6/25/12	20,000,000	19,998,000	(b)
ING U.S. Funding LLC	0.260%	6/22/12	20,000,000	19,996,967	(b)
ING U.S. Funding LLC	0.425%	6/25/12	25,000,000	24,992,917	(b)
Nestle Capital Corp.	0.130%	6/25/12	40,000,000	39,996,533	(b)(c)
Nordea North America Inc.	0.140%	6/1/12	200,000	200,000	(b)
NRW Bank	0.210%	6/22/12	30,000,000	29,996,325	(b)(c)
Siemens Capital Co. LLC	0.150%	6/22/12	40,000,000	39,996,500	(b)(c)
Skandinaviska Enskilda Banken AB	0.511%	6/25/12	25,000,000	24,991,500	(b)(c)
Sumitomo Mitsui Banking Corp.	0.365%	6/25/12	42,650,000	42,639,622	(b)(c)
Wal-Mart Stores Inc.	0.110%	6/22/12	25,000,000	24,998,396	(b)(c)

Total Commercial Paper				531,135,886

Corporate Bonds & Notes - 0.5%
Svenska Handelsbanken AB, Senior Notes	0.515%	10/5/12	10,000,000	9,981,404	(a)(c)

Time Deposits - 15.1%
Bank of Nova Scotia	0.170%	6/1/12	14,000,000	14,000,000
Citibank Nassau	0.190%	6/1/12	45,000,000	45,000,000
DnB NOR Bank ASA	0.170%	6/1/12	33,397,000	33,397,000
Nordea Finland Grand Cayman	0.170%	6/1/12	63,000,000	63,000,000
Skandinaviska Enskilda Cayman	0.170%	6/1/12	40,000,000	40,000,000
Svenska Handelsbanken Grand Cayman	0.170%	6/1/12	40,000,000	40,000,000
Swedbank Grand Cayman	0.170%	6/1/12	52,000,000	52,000,000

Total Time Deposits				287,397,000

U.S. Government Agencies - 24.1%
Federal Farm Credit Bank (FFCB), Discount Notes	0.090%	6/13/12	50,000,000	49,998,500	(b)
Federal Farm Credit Bank (FFCB), Discount Notes	0.080%	6/22/12	50,000,000	49,997,667	(b)
Federal Home Loan Bank (FHLB)	0.140%	6/6/12	20,000,000	19,999,883
Federal Home Loan Bank (FHLB), Discount Notes	0.080 - 0.105%	6/22/12	163,800,000	163,791,101	(b)
Federal Home Loan Bank (FHLB), Notes	0.350%	10/3/12	8,750,000	8,750,000

See Notes to Schedules of Investments.

WESTERN ASSET MONEY MARKET FUND

Schedules of investments (unaudited) (cont’d)	May 31, 2012

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
U.S. Government Agencies - continued
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.090 - 0.095%	6/25/12	$115,750,000	$115,742,742	(b)
Federal National Mortgage Association (FNMA), Discount Notes	0.100%	6/20/12	50,000,000	49,997,361	(b)

Total U.S. Government Agencies				458,277,254

U.S. Treasury Bills - 4.5%
U.S. Treasury Bills	0.100%	6/21/12	25,000,000	24,998,611	(b)
U.S. Treasury Bills	0.060%	6/28/12	25,000,000	24,998,875	(b)
U.S. Treasury Bills	0.063%	7/19/12	35,000,000	34,997,084	(b)

Total U.S. Treasury Bills				84,994,570

Asset-Backed Commercial Paper - 1.8%
Straight-A Funding LLC	0.170%	6/25/12	35,000,000	34,996,033	(b)(c)

FDIC Backed Bonds & Notes - 2.1%
Goldman Sachs Group Inc., Senior Notes	3.250%	6/15/12	40,000,000	40,048,160

U.S. Treasury Notes - 2.4%
U.S. Treasury Notes	1.875%	6/15/12	30,000,000	30,020,628
U.S. Treasury Notes	1.500%	7/15/12	15,000,000	15,025,411

Total U.S. Treasury Notes				45,046,039

Repurchase Agreements - 7.1%
Barclays Capital Inc., tri-party repurchase agreement dated 5/31/12; Proceeds at maturity - $135,000,675; (Fully collateralized by U.S. government obligations, 0.250% due 5/31/14; Market value - $137,699,997)	0.180%	6/1/12	135,000,000	135,000,000

TOTAL INVESTMENTS - 102.3% (Cost - $1,946,877,656#)				1,946,877,656
Liabilities in Excess of Other Assets - (2.3)%				(44,676,938)

TOTAL NET ASSETS - 100.0%				$1,902,200,718

(a)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(b)	Rate shown represents yield-to-maturity.

(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedules of Investments.

WESTERN ASSET GOVERNMENT MONEY MARKET FUND

Schedules of investments (unaudited) (cont’d)	May 31, 2012

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
SHORT-TERM INVESTMENTS - 100.7%
U.S. Government Agencies - 73.1%
Federal Farm Credit Bank (FFCB)	0.209%	4/17/13	$500,000	$499,958	(a)
Federal Farm Credit Bank (FFCB)	0.209%	9/16/13	1,130,000	1,129,710	(a)
Federal Farm Credit Bank (FFCB), Discount Notes	0.110%	7/2/12	10,000,000	9,999,053	(b)
Federal Farm Credit Bank (FFCB), Discount Notes	0.080%	7/6/12	25,000,000	24,998,056	(b)
Federal Farm Credit Bank (FFCB), Discount Notes	0.120%	8/10/12	25,000,000	24,994,167	(b)
Federal Farm Credit Bank (FFCB), Discount Notes	0.140%	9/14/12	15,000,000	14,993,875	(b)
Federal Farm Credit Bank (FFCB), Discount Notes	0.010%	10/2/12	10,000,000	9,994,192	(b)
Federal Farm Credit Bank (FFCB), Discount Notes	0.150%	11/7/12	15,000,000	14,990,063	(b)
Federal Farm Credit Bank (FFCB), Discount Notes	0.160%	12/17/12	5,000,000	4,995,578	(b)
Federal Farm Credit Bank (FFCB), Discount Notes	0.190%	4/11/13	25,000,000	24,958,569	(b)
Federal Farm Credit Bank (FFCB), Notes	0.200%	6/27/12	25,000,000	24,999,822	(a)
Federal Farm Credit Bank (FFCB), Notes	0.310%	7/23/12	25,000,000	25,001,079	(a)
Federal Farm Credit Bank (FFCB), Notes	0.300%	9/4/12	15,000,000	15,005,894	(a)
Federal Farm Credit Bank (FFCB), Notes	0.250%	9/23/13	20,000,000	19,996,005	(a)
Federal Home Loan Bank (FHLB)	0.200%	6/29/12	25,000,000	25,000,966	(a)
Federal Home Loan Bank (FHLB)	0.260%	1/22/13	5,000,000	4,998,042	(a)
Federal Home Loan Bank (FHLB), Discount Notes	0.010%	6/1/12	15,066,000	15,066,000	(b)
Federal Home Loan Bank (FHLB), Discount Notes	0.050 - 0.090%	6/20/12	78,000,000	77,997,414	(b)
Federal Home Loan Bank (FHLB), Discount Notes	0.110%	7/11/12	32,300,000	32,296,052	(b)
Federal Home Loan Bank (FHLB), Discount Notes	0.113%	7/20/12	26,100,000	26,096,003	(b)
Federal Home Loan Bank (FHLB), Discount Notes	0.120%	8/8/12	37,000,000	36,991,613	(b)
Federal Home Loan Bank (FHLB), Notes	0.310%	1/25/13	26,000,000	25,999,921	(a)
Federal Home Loan Bank (FHLB), Notes	0.360%	2/25/13	20,000,000	20,000,000	(a)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.115%	6/4/12	19,300,000	19,299,815	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.100%	7/16/12	42,700,000	42,694,663	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.135%	8/13/12	25,000,000	24,993,156	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.160 - 0.165%	9/10/12	45,500,000	45,479,295	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.150%	10/1/12	2,100,000	2,098,933	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.155%	11/19/12	25,000,000	24,981,594	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Notes	0.179%	11/2/12	20,000,000	19,997,451	(a)
Federal National Mortgage Association (FNMA), Discount Notes	0.075%	6/20/12	74,300,000	74,297,059	(b)
Federal National Mortgage Association (FNMA), Discount Notes	0.115%	7/18/12	9,000,000	8,998,649	(b)
Federal National Mortgage Association (FNMA), Discount Notes	0.115%	8/1/12	20,000,000	19,996,103	(b)
Federal National Mortgage Association (FNMA), Discount Notes	0.160%	9/4/12	25,000,000	24,989,444	(b)
Federal National Mortgage Association (FNMA), Notes	0.360%	12/3/12	18,510,000	18,512,373	(a)
Federal National Mortgage Association (FNMA), Notes	0.400%	2/1/13	20,000,000	20,020,346	(a)
Federal National Mortgage Association (FNMA), Notes	0.380%	8/9/13	41,320,000	41,363,230	(a)

Total U.S. Government Agencies				868,724,143

U.S. Treasury Bills - 6.3%
U.S. Treasury Bills	0.050%	6/28/12	50,000,000	49,998,125	(b)
U.S. Treasury Bills	0.133%	9/20/12	25,000,000	24,989,786	(b)

Total U.S. Treasury Bills				74,987,911

See Notes to Schedules of Investments.

WESTERN ASSET GOVERNMENT MONEY MARKET FUND

Schedules of investments (unaudited) (cont’d)	May 31, 2012

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
U.S. Treasury Notes - 11.4%
U.S. Treasury Notes	1.750%	8/15/12	$44,000,000	$44,148,977
U.S. Treasury Notes	1.375%	10/15/12	20,000,000	20,090,011
U.S. Treasury Notes	4.000%	11/15/12	25,000,000	25,434,973
U.S. Treasury Notes	3.625%	12/31/12	20,000,000	20,397,868
U.S. Treasury Notes	1.750%	4/15/13	25,000,000	25,335,515

Total U.S. Treasury Notes				135,407,344

Repurchase Agreements - 9.9%
Barclays Capital Inc., tri-party repurchase agreement dated 5/31/12; Proceeds at maturity - $100,000,528; (Fully collateralized by U.S. government obligations, 2.125% due 8/15/21; Market value - $102,000,083)	0.190%	6/1/12	100,000,000	100,000,000
Deutsche Bank Securities Inc., tri-party repurchase agreement dated 5/31/12; Proceeds at maturity - $17,653,103; (Fully collateralized by U.S. government agency obligations, 0.400% due 7/23/15; Market value - $18,006,598)	0.210%	6/1/12	17,653,000	17,653,000

Total Repurchase Agreements				117,653,000

TOTAL INVESTMENTS - 100.7% (Cost - $1,196,772,398#)				1,196,772,398
Liabilities in Excess of Other Assets - (0.7)%				(8,494,413)

TOTAL NET ASSETS - 100.0%				$1,188,277,985

(a)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(b)	Rate shown represents yield-to-maturity.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedules of Investments.

Notes to Schedules of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Money Market Fund (“Money Market Fund”) and Western Asset Government Money Market Fund (“Government Money Market Fund”) (the “Funds”) are separate diversified investment series of Legg Mason Partners Money Market Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

On July 14, 2010, the Board of Trustees of the Money Market Fund (the “Fund”) approved a plan to liquidate and terminate the Fund. Final liquidation occurred on June 22, 2012.

The following are significant accounting policies consistently followed by the Funds and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. In accordance with Rule 2a-7 under the 1940 Act, money market instruments are valued at amortized cost, which approximates market value. This method involves valuing portfolio securities at their cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Funds’ use of amortized cost is subject to its compliance with certain conditions as specified by Rule 2a-7 under the 1940 Act.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North American Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Funds’ pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Funds, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Funds uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to Schedules of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Funds’ assets carried at fair value:

Money Market Fund

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Short-term investments†	—	$1,946,877,656	—	$1,946,877,656

†	See Schedules of Investments for additional detailed categorizations.

Government Money Market Fund

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Short-term investments†	—	$1,196,772,398	—	$1,196,772,398

†	See Schedules of Investments for additional detailed categorizations.

(b) Repurchase agreements. The Funds may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Funds acquire a debt security subject to an obligation of the seller to repurchase, and of the Funds to resell, the security at an agreed-upon price and time, thereby determining the yield during the Funds’ holding period. When entering into repurchase agreements, it is the Funds’ policy that their custodian or a third party custodian, acting on the Funds’ behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Funds generally have the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Funds seek to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

(c) Credit and market risk. Investments in securities that are collateralized by residential real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

(d)	Security transactions. Security transactions are accounted for on a trade date basis.

2. Derivative instruments and hedging activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended May 31, 2012, neither the Money Market Fund nor the Government Money Market Fund invested in derivative instruments and does not have any intention to do so in the future.

3. Recent accounting pronouncement

In May 2011, the Financial Accounting Standards Board issued Accounting Standards Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs (“ASU No. 2011-04”). ASU No. 2011-04 establishes common requirements for measuring

Notes to Schedules of Investments (unaudited) (continued)

fair value and for disclosing information about fair value measurements. ASU No. 2011-04 is effective during interim and annual periods beginning after December 15, 2011. Management has evaluated ASU No. 2011-04 and concluded that it does not materially impact the financial statement amounts; however, as required, additional disclosure has been included about fair value measurement.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Money Market Trust

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	July 26, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: July 26, 2012

By	/S/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date: July 26, 2012